UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2009 to March 31, 2009

Item 1:                                                         Schedule of Investments

Credit Suisse Large Cap Blend Fund

Schedule of Investments

March 31, 2009 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (99.6%)
Aerospace & Defense (3.0%)
AAR Corp.*	100	$1,254
Alliant Techsystems, Inc.*	200	13,396
Cubic Corp.	154	3,901
General Dynamics Corp.	4,600	191,314
Goodrich Corp.	4,100	155,349
Honeywell International, Inc.	4,100	114,226
ITT Corp.	600	23,082
L-3 Communications Holdings, Inc.	100	6,780
Lockheed Martin Corp.	2,300	158,769
Northrop Grumman Corp.	800	34,912
Raytheon Co.	400	15,576
Rockwell Collins, Inc.	1,500	48,960
Spirit AeroSystems Holdings, Inc. Class A*	2,500	24,925
Stanley, Inc.*	900	22,851
The Boeing Co.	100	3,558
United Technologies Corp.	100	4,298
		823,151
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc.	500	14,145
FedEx Corp.	1,500	66,735
United Parcel Service, Inc. Class B	100	4,922
UTI Worldwide, Inc.	300	3,585
		89,387
Airlines (0.2%)
Alaska Air Group, Inc.*	2,700	47,439
Continental Airlines, Inc. Class B*	100	881
Copa Holdings SA Class A	500	14,335
Southwest Airlines Co.	300	1,899
		64,554
Auto Components (0.6%)
Autoliv, Inc.	600	11,142
BorgWarner, Inc.	3,300	66,990
Gentex Corp.	1,900	18,924
Johnson Controls, Inc.	3,400	40,800
The Goodyear Tire & Rubber Co.*	400	2,504
WABCO Holdings, Inc.	2,000	24,620
		164,980
Automobiles (0.1%)
Ford Motor Co.*	3,900	10,257
General Motors Corp.	1,000	1,940
Harley-Davidson, Inc.	1,400	18,746
		30,943
Beverages (0.7%)
Brown-Forman Corp. Class B	275	10,678
Dr. Pepper Snapple Group, Inc.*	5,400	91,314
Molson Coors Brewing Co. Class B	600	20,568
PepsiAmericas, Inc.	600	10,350
PepsiCo, Inc.	100	5,148
The Coca-Cola Co.	700	30,765
The Pepsi Bottling Group, Inc.	500	11,070
		179,893
Biotechnology (0.9%)
Amgen, Inc.*	708	35,060
BioMarin Pharmaceutical, Inc.*	1,300	16,055
Celgene Corp.*	150	6,660
Cubist Pharmaceuticals, Inc.*	1,100	17,996
Emergent Biosolutions, Inc.*	200	2,702

	Number of
	Shares	Value
COMMON STOCKS
Biotechnology
Facet Biotech Corp.*	440	$4,180
Gilead Sciences, Inc.*	300	13,896
Maxygen, Inc.*	100	680
Myriad Genetics, Inc.*	2,000	90,940
PDL BioPharma, Inc.	1,500	10,620
United Therapeutics Corp.*	600	39,654
		238,443
Building Products (0.0%)
Griffon Corp.*	800	6,000
Masco Corp.	300	2,094
		8,094
Capital Markets (4.9%)
Ameriprise Financial, Inc.	2,800	57,372
Bank of New York Mellon Corp.	100	2,825
BlackRock, Inc.	300	39,012
E*TRADE Financial Corp.*	1,800	2,304
Eaton Vance Corp.	800	18,280
Federated Investors, Inc. Class B	12,600	280,476
Franklin Resources, Inc.	1,900	102,353
Invesco, Ltd.	6,100	84,546
Investment Technology Group, Inc.*	1,100	28,072
Janus Capital Group, Inc.	16,100	107,065
Morgan Stanley	100	2,277
Northern Trust Corp.	1,200	71,784
State Street Corp.	7,500	230,850
T. Rowe Price Group, Inc.	8,300	239,538
The Charles Schwab Corp.	2,000	31,000
The Goldman Sachs Group, Inc.	100	10,602
Waddell & Reed Financial, Inc. Class A	1,400	25,298
		1,333,654
Chemicals (2.6%)
Airgas, Inc.	100	3,381
CF Industries Holdings, Inc.	2,200	156,486
Eastman Chemical Co.	3,100	83,080
Ecolab, Inc.	100	3,473
FMC Corp.	1,000	43,140
International Flavors & Fragrances, Inc.	4,200	127,932
Monsanto Co.	100	8,310
Nalco Holding Co.	2,000	26,140
Olin Corp.	500	7,135
PPG Industries, Inc.	500	18,450
Praxair, Inc.	100	6,729
Rohm & Haas Co.	200	15,768
Sensient Technologies Corp.	200	4,700
Terra Industries, Inc.	200	5,618
The Dow Chemical Co.	10,900	91,887
The Mosaic Co.	500	20,990
The Scotts Miracle-Gro Co. Class A	100	3,470
The Valspar Corp.	3,600	71,892
		698,581
Commercial Banks (1.9%)
BancorpSouth, Inc.	1,400	29,176
Bank of Hawaii Corp.	2,500	82,450
BB&T Corp.	100	1,692
Comerica, Inc.	100	1,831
Cullen/Frost Bankers, Inc.	2,100	98,574
Fifth Third Bancorp	900	2,628
First Commonwealth Financial Corp.	1,800	15,966
Huntington Bancshares, Inc.	27,300	45,318
M&T Bank Corp.	500	22,620
Marshall & Ilsley Corp.	15,700	88,391

	Number of
	Shares	Value
COMMON STOCKS
Commercial Banks
Old National Bancorp	200	$2,234
PNC Financial Services Group, Inc.	700	20,503
Regions Financial Corp.	21,000	89,460
SunTrust Banks, Inc.	300	3,522
U.S. Bancorp	300	4,383
Wells Fargo & Co.	800	11,392
Wilmington Trust Corp.	900	8,721
Zions Bancorporation	300	2,949
		531,810
Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	1,400	22,960
Avery Dennison Corp.	1,900	42,446
Cintas Corp.	100	2,472
Copart, Inc.*	200	5,932
Corrections Corp. of America*	100	1,281
Herman Miller, Inc.	1,900	20,254
Mine Safety Appliances Co.	300	6,006
Pitney Bowes, Inc.	100	2,335
R. R. Donnelley & Sons Co.	4,800	35,184
Republic Services, Inc.	4,800	82,320
Rollins, Inc.	1,400	24,010
The Brink’s Co.	1,500	39,690
Waste Connections, Inc.*	400	10,280
Waste Management, Inc.	800	20,480
		315,650
Communications Equipment (0.9%)
Arris Group, Inc.*	2,800	20,636
Ciena Corp.*	300	2,334
Cisco Systems, Inc.*	3,600	60,372
Corning, Inc.	2,400	31,848
F5 Networks, Inc.*	3,500	73,325
InterDigital, Inc.*	300	7,746
JDS Uniphase Corp.*	400	1,300
Juniper Networks, Inc.*	300	4,518
Motorola, Inc.	4,000	16,920
Polycom, Inc.*	100	1,539
QUALCOMM, Inc.	300	11,673
Riverbed Technology, Inc.*	100	1,308
Tellabs, Inc.*	700	3,206
		236,725
Computers & Peripherals (3.6%)
Apple Computer, Inc.*	100	10,512
Dell, Inc.*	10,400	98,592
EMC Corp.*	2,300	26,220
Hewlett-Packard Co.	700	22,442
Intermec, Inc.*	500	5,200
International Business Machines Corp.	500	48,445
Lexmark International, Inc. Class A*	6,900	116,403
NCR Corp.*	11,000	87,450
NetApp, Inc.*	2,000	29,680
QLogic Corp.*	28,000	311,360
Sun Microsystems, Inc.*	500	3,660
Synaptics, Inc.*	3,377	90,369
Teradata Corp.*	1,500	24,330
Western Digital Corp.*	5,900	114,106
		988,769
Construction & Engineering (0.9%)
Fluor Corp.	4,700	162,385
Foster Wheeler AG*	100	1,747
Granite Construction, Inc.	900	33,732
Jacobs Engineering Group, Inc.*	300	11,598

	Number of
	Shares	Value
COMMON STOCKS
Construction & Engineering
KBR, Inc.	1,400	$19,334
MasTec, Inc.*	600	7,254
		236,050
Construction Materials (0.1%)
Texas Industries, Inc.	183	4,575
Vulcan Materials Co.	200	8,858
		13,433
Consumer Finance (0.2%)
American Express Co.	300	4,089
Capital One Financial Corp.	100	1,224
Discover Financial Services	5,100	32,181
SLM Corp.*	800	3,960
		41,454
Containers & Packaging (0.7%)
AptarGroup, Inc.	1,500	46,710
Ball Corp.	100	4,340
Bemis Co., Inc.	200	4,194
Crown Holdings, Inc.*	100	2,273
Greif, Inc. Class A	100	3,329
Owens-Illinois, Inc.*	100	1,444
Packaging Corp. of America	400	5,208
Pactiv Corp.*	6,000	87,540
Sealed Air Corp.	600	8,280
Silgan Holdings, Inc.	200	10,508
Sonoco Products Co.	700	14,686
		188,512
Distributors (0.0%)
Genuine Parts Co.	400	11,944

Diversified Consumer Services (0.8%)
Brink’s Home Security Holdings, Inc.*	200	4,520
Career Education Corp.*	2,400	57,504
Corinthian Colleges, Inc.*	1,200	23,340
H&R Block, Inc.	6,000	109,140
Regis Corp.	1,000	14,450
Weight Watchers International, Inc.	300	5,565
		214,519
Diversified Financial Services (0.3%)
Bank of America Corp.	2,000	13,640
CIT Group, Inc.	600	1,710
Citigroup, Inc.	5,200	13,156
JPMorgan Chase & Co.	1,200	31,896
The NASDAQ OMX Group, Inc.*	500	9,790
		70,192
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	1,800	45,360
CenturyTel, Inc.	6,300	177,156
Embarq Corp.	1,000	37,850
Qwest Communications International, Inc.	2,400	8,208
Verizon Communications, Inc.	500	15,100
Windstream Corp.	300	2,418
		286,092
Electric Utilities (0.5%)
Cleco Corp.	4,600	99,774
DPL, Inc.	200	4,508
Duke Energy Corp.	100	1,432
Edison International	100	2,881
Entergy Corp.	100	6,809
FPL Group, Inc.	100	5,073

	Number of
	Shares	Value
COMMON STOCKS
Electric Utilities
Hawaiian Electric Industries, Inc.	300	$4,122
PPL Corp.	400	11,484
Westar Energy, Inc.	100	1,753
		137,836
Electrical Equipment (0.5%)
Brady Corp. Class A	2,900	51,127
Emerson Electric Co.	100	2,858
Hubbell, Inc. Class B	500	13,480
Rockwell Automation, Inc.	1,300	28,392
Thomas & Betts Corp.*	1,900	47,538
		143,395
Electronic Equipment, Instruments & Components (0.6%)
Benchmark Electronics, Inc.*	6,100	68,320
Cogent, Inc.*	1,900	22,610
Dolby Laboratories, Inc. Class A*	600	20,466
FLIR Systems, Inc.*	200	4,096
Ingram Micro, Inc. Class A*	2,200	27,808
Jabil Circuit, Inc.	400	2,224
Molex, Inc.	400	5,496
Tyco Electronics, Ltd.	1,700	18,768
		169,788
Energy Equipment & Services (4.3%)
Atwood Oceanics, Inc.*	300	4,977
Baker Hughes, Inc.	500	14,275
BJ Services Co.	1,400	13,930
Bristow Group, Inc.*	100	2,143
Cameron International Corp.*	500	10,965
CARBO Ceramics, Inc.	2,100	59,724
Dresser-Rand Group, Inc.*	2,500	55,250
ENSCO International, Inc.	10,565	278,916
FMC Technologies, Inc.*	200	6,274
Halliburton Co.	100	1,547
Helmerich & Payne, Inc.	200	4,554
Nabors Industries, Ltd.*	400	3,996
National-Oilwell Varco, Inc.*	300	8,613
Noble Corp.	18,800	452,892
Patterson-UTI Energy, Inc.	1,600	14,336
Pride International, Inc.*	1,400	25,172
Rowan Cos., Inc.	5,900	70,623
Schlumberger, Ltd.	300	12,186
SEACOR Holdings, Inc.*	300	17,493
Smith International, Inc.	300	6,444
Tidewater, Inc.	2,900	107,677
Unit Corp.*	400	8,368
Weatherford International, Ltd.*	300	3,321
		1,183,676
Food & Staples Retailing (1.8%)
BJ’s Wholesale Club, Inc.*	2,300	73,577
Costco Wholesale Corp.	100	4,632
CVS Caremark Corp.	1,000	27,490
Ruddick Corp.	2,400	53,880
Safeway, Inc.	1,100	22,209
SUPERVALU, Inc.	500	7,140
Sysco Corp.	10,300	234,840
The Kroger Co.	200	4,244
The Pantry, Inc.*	200	3,522
Wal-Mart Stores, Inc.	700	36,470
Walgreen Co.	200	5,192
Whole Foods Market, Inc.	1,300	21,840
		495,036

	Number of
	Shares	Value
COMMON STOCKS
Food Products (1.5%)
Archer-Daniels-Midland Co.	6,700	$186,126
Campbell Soup Co.	100	2,736
Chiquita Brands International, Inc.*	100	663
ConAgra Foods, Inc.	300	5,061
Dean Foods Co.*	1,800	32,544
Del Monte Foods Co.	12	87
Diamond Foods, Inc.	500	13,965
Flowers Foods, Inc.	2,700	63,396
General Mills, Inc.	100	4,988
H.J. Heinz Co.	100	3,306
Hormel Foods Corp.	300	9,513
Kellogg Co.	100	3,663
Kraft Foods, Inc. Class A	200	4,458
McCormick & Co., Inc.	300	8,871
Ralcorp Holdings, Inc.*	100	5,388
Sanderson Farms, Inc.	100	3,755
Sara Lee Corp.	100	808
The Hershey Co.	400	13,900
The J.M. Smucker Co.	900	33,543
TreeHouse Foods, Inc.*	100	2,879
Tyson Foods, Inc. Class A	100	939
Unilever NV NY Shares	100	1,960
		402,549
Gas Utilities (1.4%)
Atmos Energy Corp.	100	2,312
New Jersey Resources Corp.	5,800	197,084
Northwest Natural Gas Co.	700	30,394
Piedmont Natural Gas Co., Inc.	4,800	124,272
South Jersey Industries, Inc.	200	7,000
UGI Corp.	100	2,361
WGL Holdings, Inc.	300	9,840
		373,263
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	100	5,122
Becton, Dickinson & Co.	100	6,724
Boston Scientific Corp.*	900	7,155
Conceptus, Inc.*	100	1,175
Covidien, Ltd.	100	3,324
DENTSPLY International, Inc.	200	5,370
Edwards Lifesciences Corp.*	1,000	60,630
Gen-Probe, Inc.*	300	13,674
Haemonetics Corp.*	1,300	71,604
Kinetic Concepts, Inc.*	400	8,448
Medtronic, Inc.	5,400	159,138
St. Jude Medical, Inc.*	500	18,165
STERIS Corp.	500	11,640
Stryker Corp.	200	6,808
Thoratec Corp.*	400	10,276
Varian Medical Systems, Inc.*	1,900	57,836
Zimmer Holdings, Inc.*	300	10,950
		458,039
Health Care Providers & Services (5.3%)
Aetna, Inc.	8,300	201,939
AMERIGROUP Corp.*	200	5,508
AmerisourceBergen Corp.	100	3,266
CIGNA Corp.	7,600	133,684
Community Health Systems, Inc.*	200	3,068
Coventry Health Care, Inc.*	5,400	69,876
Express Scripts, Inc.*	300	13,851
Humana, Inc.*	3,200	83,456
Kindred Healthcare, Inc.*	2,400	35,880
Lincare Holdings, Inc.*	16,078	350,500

	Number of
	Shares	Value
COMMON STOCKS
Health Care Providers & Services
Magellan Health Services, Inc.*	4,000	$145,760
McKesson Corp.	1,600	56,064
Medco Health Solutions, Inc.*	100	4,134
Owens & Minor, Inc.	500	16,565
Patterson Cos., Inc.*	300	5,658
Quest Diagnostics, Inc.	900	42,732
Tenet Healthcare Corp.*	1,300	1,508
UnitedHealth Group, Inc.	1,800	37,674
Universal Health Services, Inc. Class B	100	3,834
WellPoint, Inc.*	6,100	231,617
		1,446,574
Health Care Technology (0.3%)
Cerner Corp.*	1,600	70,352
IMS Health, Inc.	700	8,729
		79,081
Hotels, Restaurants & Leisure (1.2%)
Brinker International, Inc.	400	6,040
Burger King Holdings, Inc.	100	2,295
Carnival Corp.	3,100	66,960
CEC Entertainment, Inc.*	1,200	31,056
Choice Hotels International, Inc.	300	7,746
Cracker Barrel Old Country Store, Inc.	900	25,776
Darden Restaurants, Inc.	1,700	58,242
McDonald’s Corp.	300	16,371
P.F. Chang’s China Bistro, Inc.*	100	2,288
Starbucks Corp.*	600	6,666
Tim Hortons, Inc.	100	2,537
WMS Industries, Inc.*	4,100	85,731
Wyndham Worldwide Corp.	300	1,260
Yum! Brands, Inc.	300	8,244
		321,212
Household Durables (1.5%)
D.R. Horton, Inc.	100	970
Fortune Brands, Inc.	100	2,455
Harman International Industries, Inc.	4,400	59,532
KB HOME	300	3,954
Leggett & Platt, Inc.	4,200	54,558
Lennar Corp. Class A	100	751
M.D.C. Holdings, Inc.	500	15,570
Newell Rubbermaid, Inc.	14,100	89,958
Snap-on, Inc.	2,900	72,790
The Black & Decker Corp.	2,900	91,524
The Ryland Group, Inc.	100	1,666
Whirlpool Corp.	200	5,918
		399,646
Household Products (0.2%)
Church & Dwight Co., Inc.	100	5,223
Clorox Co.	366	18,842
Colgate-Palmolive Co.	100	5,898
Energizer Holdings, Inc.*	200	9,938
The Procter & Gamble Co.	300	14,127
		54,028
Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	2,400	49,584
Mirant Corp.*	500	5,700
Ormat Technologies, Inc.	2,200	60,412
		115,696
Industrial Conglomerates (1.7%)
3M Co.	100	4,972

	Number of
	Shares	Value
COMMON STOCKS
Industrial Conglomerates
General Electric Co.	16,900	$170,859
Koninklijke (Royal) Philips Electronics NV NY Shares	14,100	209,667
Otter Tail Corp.	3,400	74,970
Textron, Inc.	400	2,296
Tyco International, Ltd.	500	9,780
		472,544
Insurance (6.6%)
ACE, Ltd.	3,400	137,360
Aflac, Inc.	9,800	189,728
Ambac Financial Group, Inc.	300	234
American Financial Group, Inc.	1,800	28,890
American International Group, Inc.	1,200	1,200
Aon Corp.	1,300	53,066
Arthur J. Gallagher & Co.	700	11,900
Assurant, Inc.	3,600	78,408
Brown & Brown, Inc.	1,900	35,929
CNA Financial Corp.	600	5,496
Endurance Specialty Holdings, Ltd.	300	7,482
Fidelity National Financial, Inc. Class A	100	1,951
First American Corp.	900	23,859
Genworth Financial, Inc. Class A	700	1,330
Hanover Insurance Group, Inc.	400	11,528
HCC Insurance Holdings, Inc.	700	17,633
Horace Mann Educators Corp.	5,000	41,850
Lincoln National Corp.	100	669
Loews Corp.	3,000	66,300
Manulife Financial Corp.	5,700	63,840
Marsh & McLennan Cos., Inc.	100	2,025
MBIA, Inc.*	300	1,374
Mercury General Corp.	100	2,970
MetLife, Inc.	1,400	31,878
Odyssey Re Holdings Corp.	92	3,490
PartnerRe, Ltd.	100	6,207
Principal Financial Group, Inc.	300	2,454
Prudential Financial, Inc.	2,200	41,844
Reinsurance Group of America, Inc.	300	9,717
RenaissanceRe Holdings, Ltd.	400	19,776
StanCorp Financial Group, Inc.	2,200	50,116
The Allstate Corp.	6,300	120,645
The Chubb Corp.	2,300	97,336
The Hartford Financial Services Group, Inc.	300	2,355
The Progressive Corp.	300	4,032
The Travelers Cos., Inc.	7,100	288,544
Torchmark Corp.	6,700	175,741
Unum Group	12,000	150,000
XL Capital, Ltd. Class A	300	1,638
		1,790,795
Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	100	7,344
Expedia, Inc.*	4,300	39,044
Priceline.com, Inc.*	200	15,756
		62,144
Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	1,000	19,400
Digital River, Inc.*	100	2,982
Google, Inc. Class A*	100	34,806
Sohu.com, Inc.*	3,300	136,323
Yahoo!, Inc.*	300	3,843
		197,354
IT Services (3.3%)
Accenture, Ltd. Class A	2,600	71,474

	Number of
	Shares	Value
COMMON STOCKS
IT Services
Automatic Data Processing, Inc.	3,300	$116,028
Broadridge Financial Solutions, Inc.	12,506	232,737
Cognizant Technology Solutions Corp. Class A*	3,300	68,607
Computer Sciences Corp.*	2,000	73,680
Convergys Corp.*	100	808
Exlservice Holdings, Inc.*	100	862
Gartner, Inc.*	3,800	41,838
Global Payments, Inc.	300	10,023
Hewitt Associates, Inc. Class A*	2,700	80,352
NeuStar, Inc. Class A*	2,000	33,500
Paychex, Inc.	600	15,402
Total System Services, Inc.	10,200	140,862
Unisys Corp.*	1,400	742
Western Union Co.	700	8,799
		895,714
Leisure Equipment & Products (0.5%)
Callaway Golf Co.	600	4,308
Eastman Kodak Co.	500	1,900
Hasbro, Inc.	4,400	110,308
Mattel, Inc.	900	10,377
		126,893
Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc. Class A*	2,600	171,340
Charles River Laboratories International, Inc.*	100	2,721
Covance, Inc.*	100	3,563
Life Technologies Corp.*	675	21,924
PerkinElmer, Inc.	1,100	14,047
Pharmaceutical Product Development, Inc.	300	7,116
Thermo Fisher Scientific, Inc.*	100	3,567
Waters Corp.*	100	3,695
		227,973
Machinery (3.8%)
AGCO Corp.*	2,900	56,840
Briggs & Stratton Corp.	900	14,850
Bucyrus International, Inc.	700	10,626
Caterpillar, Inc.	300	8,388
CLARCOR, Inc.	100	2,519
Crane Co.	9,600	162,048
Cummins, Inc.	3,900	99,255
Danaher Corp.	500	27,110
Dover Corp.	8,200	216,316
Eaton Corp.	100	3,686
Federal Signal Corp.	22	116
Flowserve Corp.	2,500	140,300
Graco, Inc.	6,200	105,834
Illinois Tool Works, Inc.	100	3,085
Ingersoll-Rand Co., Ltd. Class A	3,246	44,795
Joy Global, Inc.	800	17,040
Oshkosh Corp.	1,700	11,458
PACCAR, Inc.	400	10,304
Pall Corp.	1,800	36,774
Parker Hannifin Corp.	1,200	40,776
Pentair, Inc.	200	4,334
The Gorman-Rupp Co.	400	7,920
The Manitowoc Co., Inc.	400	1,308
The Timken Co.	700	9,772
The Toro Co.	100	2,418
		1,037,872
Marine (0.1%)
Kirby Corp.*	1,300	34,632

	Number of
	Shares	Value
COMMON STOCKS
Media (1.9%)
Arbitron, Inc.	100	$1,501
Cablevision Systems Corp. Group A	100	1,294
CBS Corp. Class B	1,100	4,224
Comcast Corp. Class A	300	4,092
DIRECTV Group, Inc.*	100	2,279
DISH Network Corp. Class A*	8,200	91,102
DreamWorks Animation SKG, Inc. Class A*	1,300	28,132
Gannett Co., Inc.	300	660
Liberty Global, Inc. Class A*	3,300	48,048
Marvel Entertainment, Inc.*	3,300	87,615
News Corp. Class A	23,100	152,922
Omnicom Group, Inc.	1,500	35,100
Regal Entertainment Group Class A	800	10,728
Scripps Networks Interactive Class A	200	4,502
The Interpublic Group of Cos., Inc.*	700	2,884
The McGraw-Hill Cos., Inc.	500	11,435
The New York Times Co. Class A	200	904
The Walt Disney Co.	900	16,344
Time Warner Cable, Inc.	67	1,660
Time Warner, Inc.	267	5,147
Viacom, Inc. Class B*	100	1,738
		512,311
Metals & Mining (0.4%)
AK Steel Holding Corp.	100	712
Allegheny Technologies, Inc.	1,200	26,316
Compass Minerals International, Inc.	100	5,637
Newmont Mining Corp.	800	35,808
Nucor Corp.	300	11,451
Schnitzer Steel Industries, Inc. Class A	100	3,139
Titanium Metals Corp.	300	1,641
United States Steel Corp.	1,600	33,808
Worthington Industries, Inc.	400	3,484
		121,996
Multi-Utilities (0.6%)
Alliant Energy Corp.	100	2,469
Avista Corp.	400	5,512
CenterPoint Energy, Inc.	1,000	10,430
Dominion Resources, Inc.	200	6,198
DTE Energy Co.	100	2,770
MDU Resources Group, Inc.	1,400	22,596
NiSource, Inc.	400	3,920
NSTAR	100	3,188
PG&E Corp.	100	3,822
Public Service Enterprise Group, Inc.	100	2,947
Sempra Energy	2,100	97,104
Vectren Corp.	100	2,109
Xcel Energy, Inc.	100	1,863
		164,928
Multiline Retail (1.7%)
99 Cents Only Stores*	700	6,468
Big Lots, Inc.*	5,900	122,602
Dillard’s, Inc. Class A	100	570
Dollar Tree, Inc.*	1,700	75,735
Family Dollar Stores, Inc.	1,700	56,729
Fred’s, Inc. Class A	300	3,384
J.C. Penney Co., Inc.	1,000	20,070
Macy’s, Inc.	100	890
Nordstrom, Inc.	5,200	87,100
Sears Holdings Corp.*	1,900	86,849
Target Corp.	300	10,317
		470,714

	Number of
	Shares	Value
COMMON STOCKS
Office Electronics (0.0%)
Xerox Corp.	1,500	$6,825

Oil, Gas & Consumable Fuels (8.4%)
Anadarko Petroleum Corp.	100	3,889
Arch Coal, Inc.	1,100	14,707
Bill Barrett Corp.*	1,500	33,360
Chesapeake Energy Corp.	100	1,706
Chevron Corp.	11,700	786,708
Cimarex Energy Co.	200	3,676
Comstock Resources, Inc.*	100	2,980
ConocoPhillips	700	27,412
CONSOL Energy, Inc.	100	2,524
El Paso Corp.	100	625
EnCana Corp.	100	4,061
Encore Acquisition Co.*	100	2,327
EOG Resources, Inc.	200	10,952
Exxon Mobil Corp.	14,400	980,640
Foundation Coal Holdings, Inc.	100	1,435
Goodrich Petroleum Corp.*	100	1,936
Magellan Midstream Partners LP	200	5,874
Marathon Oil Corp.	898	23,608
Mariner Energy, Inc.*	100	775
Massey Energy Co.	200	2,024
Murphy Oil Corp.	1,900	85,063
Nexen, Inc.	100	1,696
Noble Energy	100	5,388
NuStar Energy LP	100	4,611
Occidental Petroleum Corp.	600	33,390
Overseas Shipholding Group, Inc.	400	9,068
Peabody Energy Corp.	100	2,504
Petro-Canada	800	21,264
Plains All American Pipeline LP	100	3,676
Royal Dutch Shell PLC ADR	3,700	163,910
Southwestern Energy Co.*	100	2,969
Sunoco, Inc.	600	15,888
Tesoro Corp.	300	4,041
The Williams Cos., Inc.	100	1,138
TransCanada Corp.	100	2,365
Valero Energy Corp.	1,200	21,480
W&T Offshore, Inc.	100	615
Walter Industries, Inc.	100	2,287
Whiting Petroleum Corp.*	100	2,585
XTO Energy, Inc.	100	3,062
		2,298,219
Paper & Forest Products (0.4%)
International Paper Co.	7,000	49,280
MeadWestvaco Corp.	4,200	50,358
		99,638
Personal Products (1.0%)
Alberto-Culver Co.	1,100	24,871
Avon Products, Inc.	700	13,461
The Estee Lauder Cos., Inc. Class A	9,800	241,570
		279,902
Pharmaceuticals (6.9%)
Abbott Laboratories	500	23,850
Allergan, Inc.	100	4,776
Bristol-Myers Squibb Co.	3,236	70,933
Eli Lilly & Co.	500	16,705
Endo Pharmaceuticals Holdings, Inc.*	6,300	111,384
Forest Laboratories, Inc.*	7,100	155,916
Johnson & Johnson	4,400	231,440
King Pharmaceuticals, Inc.*	6,900	48,783
Medicis Pharmaceutical Corp. Class A	4,600	56,902

	Number of
	Shares	Value
COMMON STOCKS
Pharmaceuticals
Merck & Co., Inc.	6,902	$184,629
Mylan, Inc.*	100	1,341
Perrigo Co.	300	7,449
Pfizer, Inc.	54,600	743,652
Schering-Plough Corp.	500	11,775
Sepracor, Inc.*	2,700	39,582
Teva Pharmaceutical Industries, Ltd. ADR	125	5,631
Valeant Pharmaceuticals International*	2,300	40,917
Watson Pharmaceuticals, Inc.*	4,100	127,551
		1,883,216
Professional Services (0.3%)
Equifax, Inc.	100	2,445
FTI Consulting, Inc.*	300	14,844
IHS, Inc. Class A*	700	28,826
Monster Worldwide, Inc.*	2,100	17,115
Robert Half International, Inc.	500	8,915
		72,145
Real Estate Investment Trusts (0.6%)
Apartment Investment & Management Co. Class A	211	1,156
AvalonBay Communities, Inc.	206	9,695
Boston Properties, Inc.	200	7,006
Equity Residential	500	9,175
HCP, Inc.	500	8,925
Health Care REIT, Inc.	100	3,059
Host Hotels & Resorts, Inc.	900	3,528
Kimco Realty Corp.	10,800	82,296
Plum Creek Timber Co., Inc.	300	8,721
ProLogis	500	3,250
Public Storage	200	11,050
Simon Property Group, Inc.	409	14,168
Ventas, Inc.	200	4,522
Vornado Realty Trust	305	10,138
		176,689
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc. Class A*	400	1,612

Road & Rail (1.3%)
Burlington Northern Santa Fe Corp.	200	12,030
CSX Corp.	300	7,755
Genesee & Wyoming, Inc. Class A*	1,100	23,375
Heartland Express, Inc.	4,100	60,721
Knight Transportation, Inc.	6,313	95,705
Norfolk Southern Corp.	200	6,750
Ryder System, Inc.	1,100	31,141
Union Pacific Corp.	200	8,222
Werner Enterprises, Inc.	7,400	111,888
		357,587
Semiconductors & Semiconductor Equipment (0.5%)
Advanced Micro Devices, Inc.*	900	2,745
Altera Corp.	300	5,265
Analog Devices, Inc.	1,000	19,270
Applied Materials, Inc.	100	1,075
ASML Holding NV	100	1,751
Broadcom Corp. Class A*	100	1,998
Intel Corp.	500	7,525
Linear Technology Corp.	100	2,298
LSI Corp.*	1,100	3,344
MEMC Electronic Materials, Inc.*	2,400	39,576
Microchip Technology, Inc.	100	2,119
Micron Technology, Inc.*	1,300	5,278
National Semiconductor Corp.	100	1,027
Novellus Systems, Inc.*	300	4,989

	Number of
	Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
NVIDIA Corp.*	100	$986
Texas Instruments, Inc.	900	14,859
Varian Semiconductor Equipment Associates, Inc.*	700	15,162
Xilinx, Inc.	400	7,664
		136,931
Software (2.5%)
Adobe Systems, Inc.*	500	10,695
Amdocs, Ltd.*	2,300	42,596
Autodesk, Inc.*	7,100	119,351
BMC Software, Inc.*	2,600	85,800
Citrix Systems, Inc.*	400	9,056
Compuware Corp.*	5,600	36,904
Intuit, Inc.*	900	24,300
MICROS Systems, Inc.*	400	7,500
Microsoft Corp.	12,400	227,788
Novell, Inc.*	600	2,556
Oracle Corp.*	300	5,421
Red Hat, Inc.*	600	10,704
Salesforce.com, Inc.*	300	9,819
Solera Holdings, Inc.*	100	2,478
Sybase, Inc.*	100	3,029
Symantec Corp.*	300	4,482
Synopsys, Inc.*	3,300	68,409
TiVo, Inc.*	300	2,112
Tyler Technologies, Inc.*	1,500	21,945
		694,945
Specialty Retail (4.5%)
Aaron Rents, Inc.	4,800	127,968
Abercrombie & Fitch Co. Class A	1,400	33,320
Advance Auto Parts, Inc.	100	4,108
Aeropostale, Inc.*	1,300	34,528
American Eagle Outfitters, Inc.	300	3,672
AutoNation, Inc.*	3,400	47,192
Barnes & Noble, Inc.	600	12,828
Best Buy Co., Inc.	100	3,796
Dick’s Sporting Goods, Inc.*	100	1,427
Foot Locker, Inc.	300	3,144
GameStop Corp. Class A*	4,200	117,684
Guess?, Inc.	1,600	33,728
Hot Topic, Inc.*	100	1,119
Limited Brands, Inc.	6,900	60,030
Lowe’s Cos., Inc.	200	3,650
Office Depot, Inc.*	500	655
RadioShack Corp.	9,800	83,986
Rent-A-Center, Inc.*	5,200	100,724
Ross Stores, Inc.	8,448	303,114
Staples, Inc.	300	5,433
The Cato Corp. Class A	1,500	27,420
The Gap, Inc.	8,700	113,013
The Home Depot, Inc.	300	7,068
The Men’s Wearhouse, Inc.	500	7,570
The TJX Cos., Inc.	400	10,256
Tiffany & Co.	100	2,156
Tractor Supply Co.*	1,495	53,910
Urban Outfitters, Inc.*	600	9,822
Williams-Sonoma, Inc.	2,479	24,988
		1,238,309
Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.*	1,100	18,370
Fossil, Inc.*	3,800	59,660
Hanesbrands, Inc.*	300	2,871
NIKE, Inc. Class B	100	4,689

	Number of
	Shares	Value
COMMON STOCKS
Textiles, Apparel & Luxury Goods
Phillips-Van Heusen Corp.	4,800	$108,864
Polo Ralph Lauren Corp.	1,500	63,375
The Timberland Co. Class A*	5,100	60,894
The Warnaco Group, Inc.*	500	12,000
VF Corp.	100	5,711
		336,434
Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	1,100	10,109
Fannie Mae	3,500	2,450
Freddie Mac	2,000	1,520
Hudson City Bancorp, Inc.	15,600	182,364
New York Community Bancorp, Inc.	1,600	17,872
NewAlliance Bancshares, Inc.	4,200	49,308
Ocwen Financial Corp.*	300	3,429
Washington Mutual, Inc.	5,700	316
		267,368
Tobacco (1.7%)
Altria Group, Inc.	16,100	257,922
Lorillard, Inc.	800	49,392
Philip Morris International, Inc.	3,300	117,414
Reynolds American, Inc.	100	3,584
Vector Group, Ltd.	3,600	46,764
		475,076
Trading Companies & Distributors (0.2%)
Fastenal Co.	1,500	48,232

Water Utilities (0.2%)
Aqua America, Inc.	300	6,000
California Water Service Group	1,000	41,860
		47,860
Wireless Telecommunication Services (0.4%)
NII Holdings, Inc.*	1,100	16,500
Sprint Nextel Corp.*	4,900	17,493
Syniverse Holdings, Inc.*	5,100	80,376
Telephone & Data Systems, Inc.	100	2,651
United States Cellular Corp.*	100	3,334
		120,354
TOTAL COMMON STOCKS (Cost $29,696,699)		27,203,861

TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $29,696,699)		27,203,861

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		116,051

NET ASSETS (100.0%)		$27,319,912

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

        The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

        The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

        The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$27,203,861	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$27,203,861	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $29,696,699, $1,294,211, $(3,787,049) and $(2,492,838), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 15, 2009